Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Summary Of Changes in Cost, Accumulated Amortization and Impairment Losses of Intangible Assets

	Goodwill	CV database	Non- contractual customer relationships	Trademarks and domains	Website software	Patents and copyrights	Other software, licenses and other	Total
Cost
Balance at January 1, 2019	6,989,255	635,605	2,043,760	1,519,855	198,620	4,440	53,303	11,444,838
Additions arising from internal development	—	—	—	—	31,930	—	—	31,930
Other additions	—	—	—	7,115	5,175	1,722	59,983	73,995
Disposals	—	—	—	—	(72,259)	(166)	(24,222)	(96,647)
Foreign currency translation difference	(35,072)	—	—	(81)	—	(261)	(321)	(35,735)

Balance at December 31, 2019	6,954,183	635,605	2,043,760	1,526,889	163,466	5,735	88,743	11,418,381

Amortization
Balance at January 1, 2019	—	172,164	579,065	430,630	95,932	2,841	20,346	1,300,978
Amortization for the year	—	63,561	204,376	152,411	46,794	1,776	54,621	523,539
Disposals	—	—	—	—	(69,013)	(166)	(24,222)	(93,401)
Foreign currency translation difference	—	—	—	(19)	—	(11)	(305)	(335)

Balance at December 31, 2019	—	235,725	783,441	583,022	73,713	4,440	50,440	1,730,781

Net book value

At December 31, 2019	6,954,183	399,880	1,260,319	943,867	89,753	1,295	38,303	9,687,600

	Goodwill	CV database	Non- contractual customer relationships	Trademarks and domains	Website software	Patents and copyrights	Other software, licenses and other	Total
Cost
Balance at January 1, 2018	6,963,369	594,263	2,043,760	1,519,849	217,231	3,013	84,764	11,426,249
Additions arising from internal development	—	—	—	—	48,072	—	—	48,072
Other additions	—	41,342	—	—	7,697	1,765	35,852	86,656
Disposals	—	—	—	—	(74,380)	(338)	(67,484)	(142,202)
Foreign currency translation difference	25,886	—	—	6	—	—	171	26,063

Balance at December 31, 2018	6,989,255	635,605	2,043,760	1,519,855	198,620	4,440	53,303	11,444,838

Amortization
Balance at January 1, 2018	—	108,948	374,689	278,639	108,468	1,195	46,598	918,537
Amortization for the year	—	63,216	204,376	151,985	61,075	1,652	41,162	523,466
Disposals	—	—	—	—	(73,611)	(6)	(67,484)	(141,101)
Foreign currency translation difference	—	—	—	6	—	—	70	76

Balance at December 31, 2018	—	172,164	579,065	430,630	95,932	2,841	20,346	1,300,978

Net book value

At December 31, 2018	6,989,255	463,441	1,464,695	1,089,225	102,688	1,599	32,957	10,143,860

Summary of goodwill allocated to CGUs
Carrying amount of goodwill allocated to each of the CGUs:

	December 31, 2019	December 31, 2018
“Russia” operating segment	6,607,362	6,607,362
“Kazakhstan” operating segment	164,853	183,554
“Belarus” operating segment	181,968	198,339

Total goodwill	6,954,183	6,989,255